FAIR VALUE OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Fair Value of Master Trust Investments
The following tables set forth by level within the fair value hierarchy a summary of Master Trust investments by general types of assets and liabilities measured at fair value on a recurring basis as of December 31, 2025 and 2024. As required by ASC 820, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	Quoted Prices in Active Market for Identical Asset (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Not Leveled*	Balance as of December 31, 2025
Investments:
Investments in the fair value hierarchy:
Common and preferred stock	$10,763	$—	$5	$—	$10,768
Government and agency securities	—	967	9	—	976
Corporate bonds	—	699	—	—	699
Mortgage and asset-backed securities	—	272	9	—	281
Boeing common stock	6,402	—	—	—	6,402
Mutual funds	175	—	—	—	175
Short-term investments	—	31	—	—	31
Other investments	—	10	—	—	10
Total investments in the fair value hierarchy	17,340	1,979	23	—	19,342
Investments measured at net asset value:
Common/collective trusts	—	—	—	49,406	49,406
Total investments — at fair value	17,340	1,979	23	49,406	68,748
Investments measured at contract value:
Synthetic GICs/SVF	—	—	—	10,853	10,853
Cash and cash equivalents	—	—	—	111	111
Receivables:
Receivables for securities sold	—	—	—	86	86
Accrued investment income	—	—	—	45	45
Other	1	4	—	—	5
Total receivables	1	4	—	131	136
Total assets	17,341	1,983	23	60,501	79,848

Liabilities:
Payables for securities purchased	—	—	—	218	218
Accrued investment and administration expenses	—	—	—	30	30
Other	3	6	—	10	19
Total liabilities	3	6	—	258	267

NET ASSETS	$17,338	$1,977	$23	$60,243	$79,581

	Quoted Prices in Active Market for Identical Asset (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Not Leveled*	Balance as of December 31, 2024
Investments:
Investments in the fair value hierarchy:
Common and preferred stock	$8,863	$—	$4	$—	$8,867
Government and agency securities	—	727	10	—	737
Corporate bonds	—	552	1	—	553
Mortgage and asset-backed securities	—	330	26	—	356
Boeing common stock	5,434	—	—	—	5,434
Mutual funds	133	—	—	—	133
Short-term investments	—	42	—	—	42
Other investments	—	15	—	—	15
Total investments in the fair value hierarchy	14,430	1,666	41	—	16,137
Investments measured at net asset value:
Common/collective trusts	—	—	—	45,742	45,742
Total investments — at fair value	14,430	1,666	41	45,742	61,879
Investments measured at contract value:
Synthetic GICs/SVF	—	—	—	11,231	11,231
Cash and cash equivalents	—	—	—	180	180
Receivables:
Receivables for securities sold	—	—	—	166	166
Accrued investment income	—	—	—	38	38
Other	1	5	—	—	6
Total receivables	1	5	—	204	210
Total assets	14,431	1,671	41	57,357	73,500

Liabilities:
Payables for securities purchased	—	—	—	296	296
Accrued investment and administration expenses	—	—	—	26	26
Other	1	10	—	13	24
Total liabilities	1	10	—	335	346

NET ASSETS	$14,430	$1,661	$41	$57,022	$73,154
*The amounts not leveled are related to investments using NAV as a practical expedient to estimate fair value, investments measured at contract value, and non-investment assets and liabilities. The amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Master Trust’s statements of net assets.